SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 31,097	$ 20,662
Less: accumulated depreciation	(13,054)	(7,388)
Total property, plant and equipment, net	18,043	13,274
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 31,097	$ 20,662